Note 10 - Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012
Current	$-	$7,000
Deferred	(1,526,000)	(1,154,000)
Change in valuation allowance	1,526,000	1,147,000
Total income tax provision (benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
Current deferred income tax asset:
Accrued vacation and compensation	$14,000	$19,000
Reserves for warranty and other	54,000	57,000
Net operating loss carryforward/tax credits	284,000	-
Total	$352,000	$76,000

Non-current deferred income tax asset:
Stock-based compensation expense	$904,000	$882,000
Deferred revenue/other	1,101,000	835,000
Net operating loss carryforward/tax credits	3,226,000	2,430,000
1603 cash grant basis	516,000	539,000
State depreciation adjustments	639,000	464,000
Accrued expenses	256,000	-
Less valuation allowance	(3,492,000)	(1,965,000)
Total	$3,150,000	$3,185,000

Current deferred income tax liability:
Completed contract accounting	$305,000	$-
Prepaid expenses	47,000	87,000
Total	$352,000	$87,000

Non-current deferred income tax liability
Deferred revenue	58,000	-
Depreciation	$3,134,000	$3,216,000
Total	$3,192,000	$3,216,000

Schedule of Deferred Income Taxes Balance Sheet Location [Table Text Block]
	2013	2012
Net current assets	$-	$-
Net current liabilities	-	(11,000)
Net non-current assets	-	-
Net non-current liabilities	(42,000)	(31,000)
Total	$(42,000)	$(42,000)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014		2013
Statutory tax rate	$(446,000)	34.0%	$(198,000)	34.0%
States taxes, net of federal benefit	(78,000)	6.0	(35,000)	6.0
Nondeductible income/expenses	-	-	(41,000)	7.1
Other, net	(4,000)	0.3	6,000	(1.1)
Increase in valuation allowance	528,000	(40.3)	268,000	(46.0)
	$-	-%	$-	-%

	2013		2012
Statutory tax rate	$(1,036,000)	34.0%	$(1,001,000)	34.0%
States taxes, net of federal benefit	(183,000)	6.0	(177,000)	6.0
Nondeductible income/expenses	(313,000)	10.3	54,000	(1.9)
Other, net	5,000	(0.2)	(23,000)	0.8
Increase in valuation allowance	1,527,000	(50.1)	1,147,000	(38.9)
	$-	-%	$-	-%